Segment Reporting and Information about Geographical Areas (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 99	$ 654	$ 231	$ 3,392	$ 3,276	$ 1,536
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	10	649	135	3,217	3,101	1,268
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 89	$ 5	$ 96	$ 175	$ 175	$ 268